SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)					12 Months Ended
	Sep. 20, 2022 shares	May 03, 2022 shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Beginning | shares					615,000	895,000
Weighted average exercise price, beginning | $ / shares					$ 1.41	$ 1.16
Granted during the period | shares					100,000	10,000	1,135,000
Weighted average exercise price, granted | $ / shares					$ 2.12	$ 6.20	$ 1.09
Exercised during the period | shares	(140,000)	(150,000)	(55,000)	(5,000)		(290,000)	(60.000)
Weighted average exercise price, exercised | $ / shares						$ 0.82	$ 0.82
Cancelled during the period | shares							(180,000)
Weighted average exercise price, cancelled | $ / shares							$ 0.82
Number of Options, Outstanding, Ending | shares					715,000	615,000	895,000
Weighted average exercise price, ending | $ / shares					$ 1.51	$ 1.41	$ 1.16
Number of Options, Exercisable, Ending | shares					667,500
Weighted average exercise price, Exercisable, ending | $ / shares					$ 1.47
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Beginning | shares					3,237	4,711
Weighted average exercise price, beginning | $ / shares					$ 267.9	$ 220.4
Granted during the period | shares					526	53	5,974
Weighted average exercise price, granted | $ / shares					$ 402.8	$ 1,178	$ 207.1
Exercised during the period | shares	(737)	(790)	(289)	(26)		(1,527)	(315)
Weighted average exercise price, exercised | $ / shares						$ 155.8	$ 155.8
Cancelled during the period | shares							(948)
Weighted average exercise price, cancelled | $ / shares							$ 155.8
Number of Options, Outstanding, Ending | shares					3,763	3,237	4,711
Weighted average exercise price, ending | $ / shares					$ 286.9	$ 267.9	$ 220.4
Number of Options, Exercisable, Ending | shares					3,513
Weighted average exercise price, Exercisable, ending | $ / shares					$ 279.3